Fair Value (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impact of Interest rate swaps on Income Statement
Interest and debt expense	$ (47)	$ (48)	$ (47)
Other expense, net	$ 4	$ (3)	$ (9)